                                                  UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                    FORM 24F-2
                                         ANNUAL NOTICE OF SECURITIES SOLD
                                              PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:
                        Domini Social Investment Trust
                        11 West 25th Street, 7th Floor
                        New York, New York  10010

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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
     Domini Social Equity Fund

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3.   Investment Company Act File Number:
                         811-05823
     Securities Act File Number:
                         33-29180

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4.(a). Last day of fiscal year for which this Form is filed:
                         July 31, 2000

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4.(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

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4.(c) [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5.   Calculation of registration fee:
        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):                    $ 513,088,171

        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:             $  208,296,976

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                          $ 0

        (iv)   Total available redemption credits [add items
               5(ii) and 5(iii)]:                                            $ 208,296,976

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                         $ 304,791,195

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:           $ (----------)





        (vii)  Multiplier for determining registration fee (See
               Instruction C.9):                                            x  .000264

        (viii) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                       = $ 80,464.88


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: (N/A). If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     (N/A).

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7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                 +$   0

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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                              =$80,464.88

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9.   Date the registration fee and any interest
     payment was sent to the Commission's
     lockbox depository:
                              October 18, 2000

     Method of Delivery:
                              [X]   Wire Transfer  CIK:  0000851680

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


                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Carole M. Laible
                          ------------------------------------------

                                Carole M. Laible,  Treasurer
                          ------------------------------------------

Date   10-18-00

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                    FORM 24F-2
                                         ANNUAL NOTICE OF SECURITIES SOLD
                                              PURSUANT TO RULE 24F-2

----------------------------------------------------------------------------------------------
1.   Name and address of issuer:
                        Domini Social Investment Trust
                        11 West 25th Street, 7th Floor
                        New York, New York  10010

----------------------------------------------------------------------------------------------
2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]
     Domini Social Bond Fund

----------------------------------------------------------------------------------------------
3.   Investment Company Act File Number:
                         811-05823
     Securities Act File Number:
                         33-29180

----------------------------------------------------------------------------------------------
4.(a). Last day of fiscal year for which this Form is filed:
                         July 31, 2000

----------------------------------------------------------------------------------------------
4.(b). [ ] Check box if this Form is being filed late (i.e., more than
           90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

----------------------------------------------------------------------------------------------
4.(c)  [ ] Check box if this is the last time the issuer will be filing this
           Form.

----------------------------------------------------------------------------------------------
5.   Calculation of registration fee:
        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):                      $ 4,099,461

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                     $  10,907

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                            $ 0

        (iv)   Total available redemption credits [add items
               5(ii) and 5(iii)]:                                                 $ 10,907

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                           $ 4,088,554

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:          $ (----------)





        (vii)  Multiplier for determining registration fee (See
               Instruction C.9):                                        x  .000264

        (viii) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                  = $ 1,079.38

----------------------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: (N/A). If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     (N/A).

----------------------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                 +$     0

----------------------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                        =$1,079.38

----------------------------------------------------------------------------------------------
9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
                         October 18, 2000

     Method of Delivery:
                         [X]   Wire Transfer  CIK:  0000851680

----------------------------------------------------------------------------------------------


                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Carole M. Laible
                         -------------------------------------------
                               Carole M. Laible,  Treasurer
                         -------------------------------------------
Date  10-18-00